Shareholder Report, Line Graph (Details)	6 Months Ended
Apr. 30, 2025
C000254671 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
High Yield Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Customized Reference Benchmark